Share Capital, Dividends and Subsequent Events	6 Months Ended
Jun. 30, 2026
Share Capital, Dividends and Subsequent Events [Abstract]
Share Capital, Dividends and Subsequent Events

Note 9 — Share Capital, Dividends and Subsequent Events

Immediately before the Tupperware Acquisition, the Company had 37,243,920 ordinary shares outstanding. On June 2, 2026, the Company delivered 2,241,133 ordinary shares as part of the acquisition consideration, increasing outstanding shares to 39,485,053. The capital-stock account increased from MXN 321,312 thousand to MXN 928,580 thousand during the period.

Dividends declared during the six months ended June 30, 2026 totaled MXN 400,000 thousand, comprising two separate declarations of MXN 200,000 thousand each, equivalent to approximately MXN 5.37 per share per declaration. Dividends attributable to the 72,626 treasury shares held at the date of the first declaration, which were subsequently cancelled on March 17, 2026, amounted to MXN 389 thousand. Dividends paid of MXN 398,130 thousand presented in the statement of cash flows include foreign exchange differences arising on payment.

On July 20, 2026, shareholders approved a dividend of MXN 250,000 thousand, approximately MXN 6.33 per share payable after the reporting date. The dividend was not recognized as a liability at June 30, 2026. At the same meeting, changes to the composition of the Board of Directors were approved, effective July 20, 2026.